Trade receivables, tax receivables and other current assets - Additional Information (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Trade receivables, tax receivables and other current assets
Average payment period for trade receivables	30 days
Trade receivables and others	€ 531	€ 3,807	€ 0
Tax receivables	4,941	5,352	6,007
CIR receivable	4,900	5,300	5,200
CIR and other research tax credits	4,915	5,333	5,994
Research and development costs	(90,880)	(110,012)	(60,469)
Increase (decrease) in prepaid expenses	(2,200)	(3,900)	1,100
Short-term deposit accounts	0	70	1,048
Amount of deposits closed		1,000
Decrease in current deposit accounts		(1,000)	(7,800)
Incurred expenses that are due to be reinvoiced	1,400	€ 900
Increase (decrease) in trade and other current receivables.					€ (3,300)
Increase (decrease) in current accrued income	€ 500
Inventiva Inc.
Trade receivables, tax receivables and other current assets
Research and development tax research credit receivable			800
Societe Generale
Trade receivables, tax receivables and other current assets
Decrease in current deposit accounts			€ (8,800)	$ (10)